N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO DC VAR AC II
Entity Central Index Key	0000790560
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2026
Amendment Flag	false
C000007835 [Member] | C000008612 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	76.00%
C000007835 [Member] | C000011523 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	66.00%
C000007835 [Member] | C000008628 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	52.00%
C000007835 [Member] | C000008630 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	51.00%